Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax provision (benefit) [Abstract]
Current	$ 3,469	$ 569,974
Deferred			411,054
Total	$ 3,469	$ 569,974	$ 411,054